Annual Total Returns[BarChart] - ProShares Short MSCI EAFE - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.84%	(19.22%)	(20.13%)	3.87%	(2.82%)	(4.86%)	(20.24%)	16.33%	(16.60%)	(15.88%)